PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks 93.6%
Canada 4.8%
Canadian National Railway Co.	10,682	$1,300,213
Canadian Pacific Railway Ltd.	7,624	545,433
Enbridge, Inc.	19,454	822,450
		2,668,096
China 1.5%
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,965	809,417
France 9.5%
Eiffage SA	17,445	1,831,580
Veolia Environnement SA	48,311	1,743,142
Vinci SA	15,394	1,688,011
		5,262,733
Germany 1.9%
RWE AG	25,493	1,071,505
India 1.2%
Power Grid Corp. of India Ltd.	235,693	683,304
Italy 5.3%
Atlantia SpA*	56,165	1,041,579
Infrastrutture Wireless Italiane SpA, 144A	94,384	1,015,487
Terna - Rete Elettrica Nazionale	111,597	874,985
		2,932,051
Mexico 2.6%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	62,390	859,360
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	28,794	583,110
		1,442,470
New Zealand 0.8%
Auckland International Airport Ltd.*	100,546	474,484
Spain 7.3%
Aena SME SA, 144A*	7,302	1,181,639

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Cellnex Telecom SA, 144A	18,684	$851,589
Ferrovial SA	72,914	2,025,404
		4,058,632
United Kingdom 2.1%
National Grid PLC	81,827	1,189,373
United States 56.6%
American Tower Corp., REIT	2,906	730,859
American Water Works Co., Inc.	3,461	556,529
CenterPoint Energy, Inc.	87,912	2,493,184
Cheniere Energy, Inc.	28,754	3,217,573
CMS Energy Corp.	13,386	861,791
Dominion Energy, Inc.	22,526	1,816,947
DT Midstream, Inc.	31,023	1,603,889
Essential Utilities, Inc.	11,963	583,077
Eversource Energy	11,447	1,024,392
Exelon Corp.	28,002	1,622,716
NextEra Energy Partners LP	9,577	720,382
NextEra Energy, Inc.	39,363	3,075,037
Norfolk Southern Corp.	7,640	2,078,004
Public Service Enterprise Group, Inc.	26,141	1,739,161
SBA Communications Corp., REIT	7,444	2,422,575
Targa Resources Corp.	39,828	2,353,038
Union Pacific Corp.	7,680	1,878,144
Waste Connections, Inc.	6,854	854,694
Williams Cos., Inc. (The)	21,054	630,357
Xcel Energy, Inc.	17,284	1,204,003
		31,466,352

Total Common Stocks (cost $42,062,602)		52,058,417
Preferred Stocks 3.7%
Canada 2.5%
GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23	18,288	1,382,938

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
United States 1.2%
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23	13,402	$688,729

Total Preferred Stocks (cost $1,714,323)		2,071,667

Total Long-Term Investments (cost $43,776,925)		54,130,084
Short-Term Investment 2.0%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $1,115,239)	1,115,239	1,115,239

TOTAL INVESTMENTS 99.3% (cost $44,892,164)		55,245,323
Other assets in excess of liabilities 0.7%		379,968

Net Assets 100.0%		$55,625,291

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT—Convertible Security
LP—Limited Partnership

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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